February 18, 2005



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Evergreen Select Fixed Income Trust (the "Trust")
         Evergreen Short Intermediate Bond Fund
         File Nos. 333-121414 and 811-08365

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus/proxy statement that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus/proxy statement contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 1 to Registration Statement on Form N-14AE, File Nos. 333-121414/811-08365) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on February 14, 2005.

     If you have any questions or would like further information, please call me at (617) 210-3681.

                                           Very truly yours,

                                           /s/ Allison McLellan

                                           Allison McLellan